Description of the Plan (Details) - EBP 004	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum service period (in hours) | h	520
Minimum pretax compensation contribution	1.00%
Maximum pretax compensation contribution	50.00%
Participant compensation matched, percentage	50.00%	50.00%
Percentage of eligible compensation matched	6.00%	6.00%
Vesting percentage	100.00%
Involuntary cash-out limit	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Transfers to GATX Corporation Salaried Employees Retirement Savings Plan	$ 129,477	$ 168,289
Minimum
EBP, Description of Plan [Line Items]
Catch-up contributions, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Catch-up contributions, percentage	25.00%